SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES IN FOREIGN CURRENCIES (Details)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)
Cash at Bank / on Hand [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 20,902,282	$ 7,868,978		€ 36,787	$ 11,645,389	$ 2,512,767	€ 38,020
Trade and Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets		31,908
Trade and Other Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		$ 27,001	$ (1,236)			$ 99,637